Document and Entity Information	Sep. 13, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000833444
Document Type	8-K
Document Period End Date	Sep. 13, 2021
Entity Registrant Name	JOHNSON CONTROLS INTERNATIONAL PLC
Entity Incorporation State Country Code	L2
Entity File Number	001-13836
Entity Tax Identification Number	98-0390500
Entity Address, Address Line One	1 Albert Quay
Entity Address, City or Town	Cork
Entity Address, Country	IE
Entity Address, Postal Zip Code	T12 X8N6
City Area Code	(353)
Local Phone Number	21-423-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary Shares, Par Value $0.01
Trading Symbol	JCI
Security Exchange Name	NYSE
M 4.625 Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.625% Notes due 2023
Trading Symbol	JCI23
Security Exchange Name	NYSE
M 1.000 Senior Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Senior Notes due 2023
Trading Symbol	JCI23A
Security Exchange Name	NYSE
M 3.625 Senior Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.625% Senior Notes due 2024
Trading Symbol	JCI24A
Security Exchange Name	NYSE
M 1.375 Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.375% Notes due 2025
Trading Symbol	JCI25A
Security Exchange Name	NYSE
M 3.900 Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.900% Notes due 2026
Trading Symbol	JCI26A
Security Exchange Name	NYSE
M 0.375 Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.375% Senior Notes due 2027
Trading Symbol	JCI27
Security Exchange Name	NYSE
M 1.750 Senior Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.750% Senior Notes due 2030
Trading Symbol	JCI30
Security Exchange Name	NYSE
M 1.000 Senior Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Senior Notes due 2032
Trading Symbol	JCI32
Security Exchange Name	NYSE
M 6.000 Notes Due 2036 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.000% Notes due 2036
Trading Symbol	JCI36A
Security Exchange Name	NYSE
M 5.70 Senior Notes Due 2041 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.70% Senior Notes due 2041
Trading Symbol	JCI41B
Security Exchange Name	NYSE
M 5.250 Senior Notes Due 2041 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.250% Senior Notes due 2041
Trading Symbol	JCI41C
Security Exchange Name	NYSE
M 4.625 Senior Notes Due 2044 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.625% Senior Notes due 2044
Trading Symbol	JCI44A
Security Exchange Name	NYSE
M 5.125 Notes Due 2045 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.125% Notes due 2045
Trading Symbol	JCI45B
Security Exchange Name	NYSE
M 6.950 Debentures Due December 16012045 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.950% Debentures due December 1, 2045
Trading Symbol	JCI45A
Security Exchange Name	NYSE
M 4.500 Senior Notes Due 2047 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.500% Senior Notes due 2047
Trading Symbol	JCI47
Security Exchange Name	NYSE
M 4.950 Senior Notes Due 2064 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.950% Senior Notes due 2064
Trading Symbol	JCI64A
Security Exchange Name	NYSE